A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows: (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
DisclosureFinanceDebtLineItems [Line Items]
Principal	$ 31,796	$ 36,557
Interest	26,533	30,557
Total	58,329	$ 67,114
Not later than one year [member]
DisclosureFinanceDebtLineItems [Line Items]
Principal	2,150
Interest	933
Total	3,083
Later than one year and not later than two years [member]
DisclosureFinanceDebtLineItems [Line Items]
Principal	3,102
Interest	1,665
Total	4,767
Later than two years and not later than three years [member]
DisclosureFinanceDebtLineItems [Line Items]
Principal	4,039
Interest	1,488
Total	5,527
Later than three years and not later than four years [member]
DisclosureFinanceDebtLineItems [Line Items]
Principal	3,210
Interest	1,243
Total	4,453
Later than four years and not later than five years [member]
DisclosureFinanceDebtLineItems [Line Items]
Principal	2,723
Interest	1,115
Total	3,838
Later than five years [member]
DisclosureFinanceDebtLineItems [Line Items]
Principal	16,572
Interest	20,090
Total	$ 36,662